Reverse Recapitalization - Schedule of Consummation of the Business Combination (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
ESGEN Class A common stock, outstanding prior to the ESGEN Business Combination [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
ESGEN Class A common stock, outstanding prior to the ESGEN Business Combination [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	7,027,636	7,027,636
Forfeiture of Class A founder shares [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Forfeiture of Class A founder shares [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	(2,900,000)	(2,900,000)
Less redemptions [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Less redemptions [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	(1,159,976)	(1,159,976)
Class A common stock of ESGEN [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Class A common stock of ESGEN [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	2,967,660	2,967,660
ESGEN Class B common stock, outstanding prior to the ESGEN Business Combination [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
ESGEN Class B common stock, outstanding prior to the ESGEN Business Combination [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	1,280,923	1,280,923
ESGEN Business Combination shares [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
ESGEN Business Combination shares [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	4,248,583	4,248,583
Sunergy Shares [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	33,730,000	33,730,000
Sunergy Shares [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Issuance of Class A Shares to third party advisors [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Issuance of Class A Shares to third party advisors [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	553,207	553,207
Issuance of Class A Shares to backstop investor [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Issuance of Class A Shares to backstop investor [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	225,174	225,174
Shares issued to sponsor [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	1,500,000	1,500,000
Shares issued to sponsor [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares
Common Stock immediately after the ESGEN Business Combination [Member] | Class V Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	35,230,000	35,230,000
Common Stock immediately after the ESGEN Business Combination [Member] | Class A Common Stock [Member]
Schedule of Consummation of the Business Combination [Line Items]
Number of shares of common stock issued business combination shares	5,026,964	5,026,964